Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 858,816	$ 224,363	$ 1,610,008	$ 1,331,171
Cost of Goods Sold	343,277	149,177	952,782	810,489
Gross Profit	515,539	75,186	657,226	520,682
General and Administrative
General and Administrative expense	95,720	60,642	382,871	232,571
Salaries	209,547	203,303	802,951	740,146
Professional Fees	21,887	4,019	130,709	142,234
Travel	29,158	40,117	246,078	114,534
Consulting			73,443	79,084
Bad Debt Expense			128,463	50,000
Facility lease and Maintenance	110,455	82,034	305,883	280,239
Depreciation and Amortization	9,443	11,763	41,437	52,444
Share Based Expense				353,140
Total Expenses	476,210	401,878	2,111,835	2,044,392
Net Profit / (Loss) From Operations	39,329	(326,692)	(1,454,609)	(1,523,710)
Change in derivative liability	(130,994)	(159,733)	216,269	116,259
Gain / (Loss) on debt settlement	22,221
Gain / (Loss) on disposition of assets				2,389
Interest and Financing fees	(244,130)	(240,352)	(1,317,643)	(1,404,955)
Net Profit / (Loss) Before Income Taxes	(313,574)	(726,777)	(2,555,983)	(2,810,017)
Income Tax Expense
Net Profit / (Loss)	$ (313,574)	$ (726,777)	$ (2,555,983)	$ (2,810,017)
Per Share Information:
Basic and diluted weighted average number of common shares outstanding	758,170,513	566,027,100	641,349,437	553,354,983
Net Profit / (Loss) per common share basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)